Trade and Other Receivables (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Non-current receivables due	4 years	4 years
Percentage of trade receivables related to leases and services	95.20%	98.70%
Leases and services receivables	$ 203	$ 468
Percentage of trade receivables related to residual activities	0.40%	0.70%
Loss on impairment of consumer financing receivable	$ 9	$ 11
Percentage of trade receivables related to sale of properties	4.50%	0.60%
Agreement for assumption of debt	$ 258	$ 273